Cover	Feb. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-53676
Entity Registrant Name	LODE-STAR MINING INC.
Entity Central Index Key	0001319643
Entity Tax Identification Number	47-4347638
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13529 Skinner Road
Entity Address, Address Line Two	Suite N
Entity Address, City or Town	Cypress
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77429
City Area Code	(832)
Local Phone Number	371-6531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false